Financial Risk Management_Loans(Details) $ in Thousands, ₩ in Millions		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Composition Of Loans Line Items [Line Items]
Amount		₩ 290,122,838	$ 271,798,203	₩ 265,486,134
Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 292,233,069		₩ 267,763,890
%		100.00%	100.00%	100.00%
Less: Allowances
Composition Of Loans Line Items [Line Items]
Amount	[1]	₩ (2,110,231)		₩ (2,277,756)
%	[1]	0.72%	0.72%	0.85%
Neither past due nor impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 288,332,196		₩ 263,839,178
%		98.67%	98.67%	98.53%
Past due but note impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 1,636,206		₩ 1,390,492
%		0.56%	0.56%	0.52%
Impared | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 2,264,667		₩ 2,534,220
%		0.77%	0.77%	0.95%
Retail
Composition Of Loans Line Items [Line Items]
Amount		₩ 145,841,681		₩ 134,547,044
Retail | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 146,270,980		₩ 135,028,333
%		100.00%	100.00%	100.00%
Retail | Less: Allowances
Composition Of Loans Line Items [Line Items]
Amount	[1]	₩ (429,299)		₩ (481,289)
%	[1]	0.29%	0.29%	0.36%
Retail | Neither past due nor impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 144,705,621		₩ 133,491,252
%		98.93%	98.93%	98.86%
Retail | Past due but note impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 1,069,813		₩ 961,370
%		0.73%	0.73%	0.71%
Retail | Impared | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 495,546		₩ 575,711
%		0.34%	0.34%	0.43%
Corporate
Composition Of Loans Line Items [Line Items]
Amount		₩ 129,525,576		₩ 117,823,142
Corporate | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 130,757,242		₩ 119,205,314
%		100.00%	100.00%	100.00%
Corporate | Less: Allowances
Composition Of Loans Line Items [Line Items]
Amount	[1]	₩ (1,231,666)		₩ (1,382,172)
%	[1]	0.94%	0.94%	1.16%
Corporate | Neither past due nor impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 129,130,466		₩ 117,346,453
%		98.76%	98.76%	98.44%
Corporate | Past due but note impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 206,925		₩ 202,474
%		0.16%	0.16%	0.17%
Corporate | Impared | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 1,419,851		₩ 1,656,387
%		1.08%	1.08%	1.39%
Credit card
Composition Of Loans Line Items [Line Items]
Amount		₩ 14,755,581		₩ 13,115,948
Credit card | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 15,204,847		₩ 13,530,243
%		100.00%	100.00%	100.00%
Credit card | Less: Allowances
Composition Of Loans Line Items [Line Items]
Amount	[1]	₩ (449,266)		₩ (414,295)
%	[1]	2.95%	2.95%	3.06%
Credit card | Neither past due nor impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 14,496,109		₩ 13,001,473
%		95.34%	95.34%	96.09%
Credit card | Past due but note impaired | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 359,468		₩ 226,648
%		2.36%	2.36%	1.68%
Credit card | Impared | Gross Carrying Amount
Composition Of Loans Line Items [Line Items]
Amount		₩ 349,270		₩ 302,122
%		2.30%	2.30%	2.23%

[1]	Collectively assessed allowances for loans are included as they are not impaired individually.